ESOP Expense - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013 ESOP [Member]	Sep. 30, 2013 ESOP [Member]	Mar. 31, 2013 ESOP [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP plan scheme	The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year.		The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year.
Percentage of employer contribution as a percentage of employee contribution deferral	3.00%		3.00%
Percentage of salary	2.00%		2.00%
Recognized ESOP expense	$ 3,600,000	$ 3,400,000	$ 13,800,000	$ 13,800,000	$ 13,200,000
Employee funds used for purchase of common stock	$ 930,000		$ 930,000
Estimated fair value of share price						$ 8.10	$ 8.10	$ 16.25